UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07239

Name of Registrant:	Vanguard Horizon Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2005

Item 1:	Schedule of Investments

Vanguard Global Equity Fund Schedule of Investments June 30, 2005
	Shares	Market Value ($000)
COMMON STOCKS (95.9%)

Australia (3.4%)
Australia & New Zealand Bank Group Ltd.	1,690,752	$27,958
Westpac Banking Corp., Ltd.	949,400	14,394
Insurance Australia Group Ltd.	1,698,895	7,755
Santos Ltd.	585,910	5,034
Iluka Resources Ltd.	420,516	2,404
Caltex Australia Ltd.	174,022	2,095
Amcor Ltd.	275,053	1,401
Telstra Corp. Ltd.	345,100	1,329
Rinker Group Ltd.	123,198	1,307
Orica Ltd.	82,100	1,110
BHP Billiton Ltd.	67,213	919
Alumina Ltd.	204,000	862
Promina Group Ltd.	66,800	239

		66,807

Belgium (0.5%)
Fortis	173,700	4,807
Dexia	186,099	4,093
Delhaize Group	1,400	84

		8,984

Canada (6.1%)
Imperial Oil Ltd.	162,600	13,544
Rogers Communications, Inc. Class B	367,900	12,075
* Royal Bank of Canada	159,500	9,884
* Bombardier Inc. Class B	4,268,200	9,095
Bank of Nova Scotia Halifax	257,900	8,536
* Nortel Networks Corp.	2,988,330	7,800
* Canadian Natural Resources Ltd.	188,700	6,841
National Bank of Canada	130,000	5,775
* Telus Corporation - Non Voting	164,800	5,623
Alcan Inc.	158,800	4,769
Canadian National Railway Company	64,600	3,728
BCE Inc.	155,700	3,687
EnCana Corp.	90,500	3,571
Agrium, Inc.	176,150	3,454
* Teck Cominco Limited Class B	84,500	2,852
Fairmont Hotels & Resorts Inc.	80,600	2,794
* ACE Aviation Holdings, Inc.	70,600	2,297
Abitibi-Consolidated Inc.	446,200	1,989
Bank of Montreal	41,600	1,937
* Petro-Canada	21,600	1,406
IPSCO, Inc.	24,700	1,077
* Telus Communications Inc.	29,789	1,047
Novelis Inc.	31,760	806
* Metro Inc.	36,200	788
* Algoma Steel, Inc.	31,100	636
Methanex Corp.	36,600	600
Canadian Pacific Railway Ltd.	13,200	457
Goldcorp Inc.	27,600	439
Husky Energy Inc.	10,300	410
Noranda Inc.	22,800	391
Agrium, Inc.	11,000	215
* Biovail Corp.	13,200	204
RONA Inc.	9,400	189
* Ensign Resource Service Group	6,200	150
* Canadian Utilities Ltd.	2,597	148
* Gildan Activewear Inc.	4,900	129
* Fortis Inc.	1,920	122
* Astral Media Inc.	4,487	116
Rothmans Inc.	5,600	107
Sherritt International Corp.	11,000	84
* Firstservice Corp.	2,397	48
Russel Metals Inc.	4,166	47
AUR Resources Inc.	7,732	43

		119,910

China (1.4%)
China Mobile (Hong Kong) Ltd.	3,824,500	14,168
PetroChina Co. Ltd.	12,950,000	9,514
China Telecom Corp. Ltd.	6,755,000	2,412
Tsingtao Brewery Co., Ltd.	1,548,000	1,660
CNOOC Ltd.	890,000	527

		28,281

Denmark (0.3%)
* William Demant A/S	47,800	2,377
Coloplast A/S B Shares	35,400	2,053
* Vestas Wind Systems A/S	89,999	1,490

		5,920

Finland (0.9%)
Sampo Oyj A Shares	450,200	7,014
Metso Oyj	173,500	3,777
Nokia Oyj	157,000	2,613
TietoEnator Oyj B Shares	78,020	2,369
M-Real Oyj B Shares	271,915	1,473
Rautaruuki Oyj	32,200	481
* Kone Oyj	7,590	455
* Cargotec Corp.	7,590	212

		18,394

France (2.9%)
BNP Paribas SA	180,736	12,349
Total SA	42,521	9,954
Vivendi Universal SA	260,372	8,163
Carrefour SA	94,158	4,556
Cie. de St. Gobain SA	66,500	3,680
Sanofi-Aventis	34,480	2,822
Groupe Danone	30,700	2,691
SCOR SA	1,217,900	2,450
AXA	93,800	2,336
* Alcatel SA	208,100	2,270
* Atos Origin SA	26,400	1,670
Thales SA	39,200	1,589
Essilor International SA	21,790	1,487
Sanofi-Aventis	3,800	311
France Telecom SA	4,900	143

		56,471

Germany (1.7%)
Continental AG	144,088	10,336
E.On AG	54,355	4,827
BASF AG	62,614	4,146
Fresenius Medical Care AG	40,900	3,483
Bayerische Motoren Werke AG	61,480	2,789
Adidas-Salomon AG	11,767	1,964
Deutsche Post AG	82,200	1,914
Allianz AG	11,195	1,277
Fresenius Medical Care AG ADR	29,244	832
Hochtief AG	19,706	689
* Freenet.de AG	17,919	448
Schering AG	5,207	320

		33,025

Hong Kong (4.2%)
Jardine Matheson Holdings Ltd.	1,055,902	18,649
Jardine Strategic Holdings Ltd.	1,305,400	13,315
New World Development Co., Ltd.	7,417,015	9,054
Television Broadcasts Ltd.	1,068,000	6,020
Henderson Land Development Co. Ltd.	1,117,000	5,320
Hysan Development Co., Ltd.	2,104,938	4,358
Hong Kong Aircraft & Engineering Co., Ltd.	668,000	4,292
Wheelock and Co. Ltd.	1,901,000	3,066
Hong Kong Exchanges & Clearing Ltd.	1,135,000	2,927
Hong Kong and Shanghai Hotels Ltd.	2,520,421	2,616
* First Pacific Co. Ltd.	6,988,000	2,485
SmarTone Telecommunications Ltd.	2,082,790	2,286
Esprit Holdings Ltd.	251,000	1,809
i-CABLE Communications Ltd.	5,207,000	1,724
* Next Media Ltd.	2,894,000	1,344
Mandarin Oriental International Ltd.	1,271,690	1,206
Asia Satellite Telecommunications Holdings Ltd.	369,500	647
Boc Hong Kong Holdings Ltd.	215,000	405
Silver Grant International Industries LTD	854,000	271
Solomon Systech International Ltd.	482,000	170

		81,964

Indonesia (0.6%)
PT Astra International Tbk	2,488,576	3,228
PT Bank Indonesia Tbk	58,085,229	2,789
PT Semen Gresik Tbk	1,231,000	2,420
PT Gudang Garam Tbk	1,149,900	1,489
PT Indofood Sukses Makmur Tbk	10,823,000	1,219
PT Matahari Putra Prima Tbk	12,562,500	756
PT Citra Marga Nusaphala Persada Tbk	774,000	73
* PT Mulia Industrindo Tbk	921,000	27

		12,001

Ireland (0.3%)
Independent News & Media PLC	941,918	2,907
Eircom Group PLC	641,000	1,427
Fyffes PLC	462,500	1,381

		5,715

Italy (1.4%)
ENI SpA	216,100	5,555
Capitalia SpA	863,200	4,817
Luxottica Group SpA ADR	179,800	3,702
Saipem SpA	271,200	3,649
* Fiat SpA	369,500	2,678
Unicredito Italiano SpA	505,900	2,668
* Fastweb SpA	52,836	2,279
Banca Intesa SpA	298,170	1,362
* Natuzzi SpA-SP ADR	50,700	413

		27,123

Japan (9.2%)
Canon, Inc.	352,900	18,514
Mitsui Osk Lines Ltd.	2,684,000	16,478
Nippon Steel Corp.	4,196,000	9,706
Japan Tobacco, Inc.	543	7,225
Mizuho Financial Group, Inc.	1,375	6,186
Nippon Yusen Kabushiki Kaisha Co.	925,000	5,293
Kawasaki Kisen Kaisha Ltd.	684,000	4,033
Sumitomo Mitsui Financial Group, Inc.	533	3,587
Kirin Brewery Co., Ltd.	350,000	3,386
Tokyo Gas Co., Ltd.	883,000	3,300
FamilyMart Co., Ltd.	114,900	3,292
East Japan Railway Co.	636	3,264
Fuji Photo Film Co., Ltd.	94,000	3,041
NTT DoCoMo, Inc.	2,027	2,989
Takeda Chemical Industries Ltd.	59,600	2,950
Nippon Oil Corp.	412,000	2,790
Dai-Nippon Printing Co., Ltd.	168,000	2,696
Sumitomo Trust & Banking Co., Ltd.	434,000	2,629
Mitsubishi Corp.	192,300	2,603
Komatsu Ltd.	323,000	2,498
Nippon Telegraph and Telephone Corp.	574	2,457
Nintendo Co.	23,500	2,453
Chiba Bank Ltd.	372,000	2,442
Ito-Yokado Co., Ltd.	69,000	2,278
Tokyo Electric Power Co.	94,800	2,260
Kao Corp.	96,000	2,258
Sumitomo Forestry Co.	218,000	2,101
Tanabe Seiyaku Co., Ltd.	212,000	2,037
Matsushita Electric Industrial Co., Ltd.	134,000	2,027
Toyota Motor Corp.	56,000	2,000
Yamaha Motor Co., Ltd.	107,800	1,973
Bank of Yokohama Ltd.	338,000	1,944
Hitachi Ltd.	319,000	1,930
Nippon Suisan Kaisha Ltd.	508,000	1,911
Sankyo Co., Ltd.	41,000	1,904
Nippon Sanso Corp.	368,000	1,866
Tokyo Broadcasting System, Inc.	112,000	1,848
Sumitomo Electric Industries Ltd.	179,000	1,825
Sekisui House Ltd.	178,000	1,791
Kawasaki Heavy Industries Ltd.	928,000	1,778
Secom Co., Ltd.	40,000	1,718
Matsushita Electric Works, Ltd.	205,000	1,704
Sony Corp.	46,900	1,611
Onward Kashiyama Co., Ltd.	126,000	1,592
Daifuku Co., Ltd.	156,000	1,472
Sompo Japan Insurance Inc.	142,000	1,427
JS Group Corp.	82,000	1,387
Sumitomo Metal Mining Co.	201,000	1,370
Nippon Meat Packers, Inc.	112,000	1,300
Shiseido Co., Ltd.	102,000	1,285
Alfresa Holdings Corp.	28,200	1,255
Nisshinbo Industries, Inc.	149,000	1,216
Bank of Fukuoka, Ltd.	206,000	1,216
Kinden Corp.	164,000	1,212
West Japan Railway Co.	346	1,184
Ryosan Co., Ltd.	48,500	1,156
Toppan Forms Co., Ltd.	101,600	1,137
Toyo Seikan Kaisha Ltd.	68,000	1,070
Isetan Co.	74,000	927
NGK Insulators Ltd.	86,000	834
Yamatake Corp.	50,000	826
Shimizu Corp.	176,000	816
Tokyo Ohka Kogyo Co., Ltd.	35,400	745
Aisin Seiki Co., Ltd.	34,000	735
Nippon Mining Holdings Inc.	113,000	639
Mitsubishi Gas Chemical Co.	117,000	596
Noritake Co., Ltd.	122,000	529
Toyota Tsusho Corp.	26,000	423
Fujitsu Fronttec Ltd.	32,700	399
Inabata & Co., Ltd.	49,000	397
Glory Ltd.	11,600	186
Tsuzuki Denki Co., Ltd.	20,000	77

		179,984

Luxembourg (0.3%)
Arcelor	253,120	4,940

Malaysia (0.8%)
Resorts World Bhd	1,840,000	4,591
CIMB Bhd	1,601,800	2,444
Telekom Malaysia Bhd	888,000	2,332
Commerce Asset Holdings Bhd	1,396,000	1,853
British American Tobacco Bhd	165,000	1,812
Malaysian Airline System Bhd	758,000	698
Kumpulan Guthrie Bhd	1,099,000	651
* Multi-Purpose Holdings Bhd	2,540,000	624
Lion Industries Corp. Bhd	380,000	123
* Multi-Purpose Holdings Bhd. Warrants Exp. 2/26/2009	254,000	18

		15,146

Mexico (0.1%)
America Movil SA de CV Series L ADR	15,400	918
Telefonos de Mexico SA Class L ADR	32,000	604

		1,522

Netherlands (1.3%)
Royal Dutch Petroleum Co.	96,400	6,269
Koninklijke Nedlloyd NV	65,021	4,411
Koninklijke (Royal) Philips Electronics NV	141,871	3,575
Heineken NV	108,650	3,353
Koninklijke KPN NV	300,554	2,515
Aegon NV	125,000	1,610
Koninklijke Boskalis Westminster NV	35,437	1,382
Wolters Kluwer NV	72,271	1,380
ING Groep NV	23,470	660
Stork NV	6,100	253

		25,408

New Zealand (0.2%)
Telecom Corp. of New Zealand Ltd.	468,517	1,960
Carter Holt Harvey Ltd.	660,000	1,043
Wrightson Ltd.	50,783	62

		3,065

Norway (0.4%)
Statoil ASA	287,900	5,859
DnB NOR ASA	228,000	2,370
Schibsted ASA	14,400	396

		8,625

Philippines (0.9%)
Ayala Corp.	1,290,226	7,262
Globe Telecom, Inc.	417,900	5,966
Jollibee Foods Corp.	2,999,000	1,552
Banco De Oro	2,613,000	1,468
ABS-CBN Broadcasting Corp.	3,806,100	711

		16,959

Russia (0.8%)
* OAO Lukoil Holding Sponsored ADR	365,200	13,443
* OAO Gazprom-Spon ADR	38,000	1,368
Tatneft ADR	13,800	511

		15,322

Singapore (0.7%)
Great Eastern Holdings Ltd.	500,000	4,262
SembCorp Marine Ltd.	2,547,000	3,960
BIL International Ltd.	4,553,000	3,233
United Industrial Corp., Ltd.	2,593,000	1,527
Overseas Union Enterprise Ltd.	194,000	1,045
Singapore Press Holdings Ltd.	70,000	178

		14,205

South Africa (1.9%)
Sun International Ltd.	593,681	5,490
RMB Holdings Ltd.	1,550,600	5,159
Hosken Consolidated Investments Ltd.	1,103,148	4,800
Nedbank Group Ltd.	357,447	3,980
Anglo American PLC	145,345	3,396
Venfin Ltd.	683,690	2,935
JD Group Ltd.	303,446	2,914
Anglo Platinum Ltd.	62,500	2,778
FirstRand Ltd.	1,329,636	2,758
Gold Fields Ltd.	140,040	1,595
Pretoria Portland Cement Co., Ltd.	43,800	1,506

		37,311

South Korea (0.8%)
Korea Electric Power Corp.	280,830	8,578
POSCO	32,650	5,692
Samsung Electronics Co., Ltd.	950	450
Samyang Corp.	8,820	381
Kookmin Bank	7,000	316
Hyundai Motor Co. Ltd.	5,000	276
Korea Iron & Steel Co., Ltd.	4,000	77
Kiswire Ltd.	3,000	52
		15,822

Spain (2.3%)
Banco Santander Central Hispano SA	1,193,000	13,817
Gestevision Telecinco SA	256,500	5,990
Acciona SA	48,700	4,826
Repsol-YPF SA	167,300	4,247
Banco Popular Espanol SA	316,500	3,821
Acerinox SA	272,500	3,705
Telefonica SA	147,409	2,406
* Sogecable SA	62,271	2,208
* NH Hoteles SA	96,240	1,319
ACS, Actividades de Contruccion y Servisios, SA	37,000	1,034
Viscofan SA	58,000	553
Prosegur Cia de Seguridad SA (Registered)	20,000	422

		44,348

Sweden (1.0%)
Telefonaktiebolaget LM Ericsson AB Class B	1,552,070	4,954
Svenska Handelsbanken AB A Shares	219,310	4,468
TeliaSonera AB	809,500	3,854
Assa Abloy AB	189,200	2,428
Svenska Cellulosa AB B Shares	54,300	1,735
Hoganas AB B Shares	46,850	1,255

		18,694

Switzerland (1.8%)
Credit Suisse Group (Registered)	388,020	15,214
Novartis AG (Registered)	84,840	4,029
Cie. Financiere Richemont AG	109,600	3,676
* Alcon, Inc.	31,700	3,466
Adecco SA (Registered)	42,800	1,942
* Logitech International SA	51,600	1,657
Geberit AG	2,240	1,433
* ABB Ltd.	216,990	1,405
Zurich Financial Services AG	7,240	1,242
Publigroupe SA	3,140	856
Swiss Re (Registered)	7,428	456
Kuehne & Nagel International AG	720	153

		35,529

Taiwan (0.4%)
Powerchip Semiconductor Corp.	3,801,000	2,654
Chunghwa Telecom Co., Ltd.	978,000	1,998
China Steel Corp.	1,245,000	1,258
Far EasTone Telecommunications Co., Ltd.	627,000	804
ProMOS Technologies Inc.	1,993,208	796
Ritek Corp.	1,178,000	445

		7,955

Thailand (1.2%)
Siam Cement Public Co. Ltd. Non-Voting Depository Receipts	1,210,200	6,678
Advanced Info Service Public Co. Ltd. (Foreign)	2,406,000	5,706
Siam Cement Public Co. Ltd. (Foreign)	745,300	4,365
Kasikornbank Public Co. Ltd. (Foreign)	2,332,900	3,218
MBK Development Public Co. Ltd. (Foreign)	813,400	945
National Finance & Securities Public Co. Ltd. (Foreign)	2,307,000	715
Siam Commercial Bank Public Co. Ltd. (Foreign)	505,300	575
GMM Grammy Public Co. Ltd. Non-Voting Depository Receipts	997,000	304
GMM Grammy Public Co. Ltd. (Foreign)	642,000	196
Post Publishing Public Co. Ltd.	1,300,000	170
Matichon PLC (Foreign)	250,000	68

		22,940

Turkey (0.4%)
Haci Omer Sabanci Holding A.S	985,053	3,750
* Dogan Sirketler Grubu Holding A.S	782,000	1,949
Petrol Ofisi A.S	298,870	911
* Vestel Elektronik Sanayi ve Ticaret A.S	89,826	324
Anadolu Efes Biracilik ve Malt Sanayii A.S	5,983	137
Enka Insaat ve Sanayi A.S	11,322	124

		7,195

United Kingdom (8.8%)
SABMiller PLC	591,300	9,216
Royal Bank of Scotland Group PLC	285,183	8,590
Shell Transport & Trading Co. PLC	746,600	7,232
Barclays PLC	675,943	6,703
Vodafone Group PLC	2,665,278	6,483
BHP Billiton PLC	454,100	5,791
BAE Systems PLC	998,100	5,116
Rio Tinto PLC	167,200	5,093
Tesco PLC	854,400	4,870
HBOS PLC	311,500	4,791
AstraZeneca Group PLC	114,198	4,710
Diageo PLC	301,128	4,432
BP PLC	425,405	4,426
Hanson Building Materials PLC	397,650	3,816
Cable and Wireless PLC	1,416,600	3,771
Arriva PLC	386,433	3,767
Reed Elsevier PLC	393,100	3,756
Antofagasta PLC	168,900	3,682
British American Tobacco PLC	186,300	3,589
Reckitt Benckiser PLC	119,290	3,506
Associated British Ports Holdings PLC	391,500	3,448
Pilkington PLC	1,610,200	3,448
The Sage Group PLC	844,500	3,377
Carnival PLC	58,014	3,291
BAA PLC	288,300	3,196
ICAP PLC	544,600	2,892
Capita Group PLC	397,100	2,612
Stagecoach Group PLC	1,204,023	2,544
Intertek Testing Services PLC	201,900	2,534
Imperial Tobacco Group PLC	91,085	2,449
Lloyds TSB Group PLC	288,000	2,433
Amvescap PLC	407,600	2,422
Provident Financial PLC	187,156	2,407
Smiths Group PLC	143,410	2,354
Compass Group PLC	548,835	2,299
ITV PLC	949,135	2,086
WPP Group PLC	190,900	1,956
Boots Group PLC	175,900	1,916
Enterprise Inns PLC	121,300	1,810
Hilton Group PLC	346,300	1,771
Hays PLC	751,900	1,739
Rexam PLC	196,300	1,690
BT Group PLC	396,200	1,632
* Enodis PLC	783,600	1,616
Next PLC	45,100	1,216
* Invensys PLC	5,973,600	1,119
International Power PLC	230,660	850
Bunzl PLC	91,233	847
* MyTravel Group PLC - A Shares	7,871,000	816
GlaxoSmithKline PLC	31,169	753
Devro PLC	285,000	659
* Corus Group PLC	789,100	589
Standard Chartered PLC	28,000	510
* O2 PLC	204,200	499
Travis Perkins PLC	16,000	497
Taylor Woodrow PLC	79,226	478
Sygen International PLC	408,600	280
* Filtrona PLC	58,650	255
* Jazztel PLC	198,100	239
Eircom Group PLC	93,000	207
Kier Group PLC	3,500	57

		171,133

United States (38.9%)
Auto & Transportation (3.1%)
CSX Corp.	297,000	12,670
Overseas Shipholding Group Inc.	133,700	7,975
* Kansas City Southern	368,700	7,440
Burlington Northern Santa Fe Corp.	150,600	7,090
* Yellow Roadway Corp.	127,300	6,467
J.B. Hunt Transport Services, Inc.	320,200	6,180
* AMR Corp.	400,500	4,850
General Maritime Corp.	88,300	3,744
* Swift Transportation Co., Inc.	93,500	2,178
* Northwest Airlines Corp. Class A	324,000	1,477
PACCAR, Inc.	7,500	510
Consumer Discretionary (6.6%)
Costco Wholesale Corp.	554,100	24,835
* Liberty Global Inc. Class A	431,660	20,146
* Liberty Media Corp.	884,504	9,013
* PRIMEDIA Inc.	2,072,800	8,395
International Speedway Corp.	139,650	7,857
Waste Management, Inc.	235,300	6,668
Blockbuster Inc. Class A	728,600	6,645
Viad Corp.	234,000	6,632
* 99 Cents Only Stores	394,700	5,017
Viacom Inc. Class A	151,600	4,885
Hollinger International, Inc.	451,800	4,523
* Amazon.com, Inc.	108,600	3,592
Darden Restaurants Inc.	104,300	3,440
Abercrombie & Fitch Co.	49,200	3,380
* Telewest Global, Inc.	144,100	3,283
Best Buy Co., Inc.	40,900	2,804
Movie Gallery, Inc.	88,600	2,342
Sabre Holdings Corp.	117,030	2,335
* Learning Tree International, Inc.	105,100	1,263
K-Swiss, Inc.	13,400	433
American Eagle Outfitters, Inc.	7,000	215
Consumer Staples (0.9%)
Altria Group, Inc.	152,900	9,887
Chiquita Brands International, Inc.	97,700	2,683
Pilgrim's Pride Corp.	74,900	2,556
* Dean Foods Co.	57,000	2,009
SuperValu Inc.	30,700	1,001
Sanderson Farms, Inc.	4,100	186
Financial Services (8.6%)
Progressive Corp. of Ohio	261,900	25,878
H & R Block, Inc.	303,500	17,709
The Chubb Corp.	169,400	14,502
Moody's Corp.	235,000	10,566
Bear Stearns Co., Inc.	88,300	9,178
Bank of America Corp.	169,300	7,722
MetLife, Inc.	168,000	7,550
Mercury General Corp.	121,900	6,646
W.R. Berkley Corp.	166,500	5,941
American Express Co.	107,297	5,711
ACE Ltd.	125,000	5,606
MBIA, Inc.	93,900	5,569
CIGNA Corp.	51,800	5,544
The Goldman Sachs Group, Inc.	50,700	5,172
Axis Capital Holdings Ltd.	172,700	4,887
Allstate Corp.	76,800	4,589
Dow Jones & Co., Inc.	114,600	4,063
MGIC Investment Corp.	57,900	3,776
First American Corp.	84,600	3,396
Assurant, Inc.	83,800	3,025
* Providian Financial Corp.	165,400	2,916
Montpelier Re Holdings Ltd.	69,600	2,407
Genworth Financial Inc.	65,400	1,977
* CompuCredit Corp.	22,700	778
Aspen Insurance Holdings Ltd.	18,000	496
Zenith National Insurance Corp.	7,000	475
PartnerRe Ltd.	4,800	309
The Hartford Financial Services Group Inc.	3,700	277
LandAmerica Financial Group, Inc.	2,500	148
Health Care (3.6%)
Johnson & Johnson	518,500	33,703
Schering-Plough Corp.	653,200	12,450
IMS Health, Inc.	355,630	8,809
Bristol-Myers Squibb Co.	206,900	5,168
Baxter International, Inc.	119,000	4,415
* Medco Health Solutions, Inc.	47,500	2,535
* Gilead Sciences, Inc.	35,700	1,570
Dade Behring Holdings Inc.	14,900	969
Quest Diagnostics, Inc.	17,600	938
Integrated Oils (2.5%)
ConocoPhillips Co.	333,400	19,167
Occidental Petroleum Corp.	201,100	15,471
Chevron Corp.	132,800	7,426
ExxonMobil Corp.	104,200	5,988
Other Energy (0.8%)
Valero Energy Corp.	110,200	8,718
Baker Hughes, Inc.	124,300	6,359
Materials & Processing (2.1%)
Phelps Dodge Corp.	108,200	10,009
* Scotts Miracle-Gro Co.	107,600	7,662
Nucor Corp.	163,400	7,454
Bunge Ltd.	105,900	6,714
Eastman Chemical Co.	80,100	4,418
* USG Corp.	63,700	2,707
Lafarge North America Inc.	25,600	1,598
The Timken Co.	23,200	536
Precision Castparts Corp.	3,400	265
* Gold Kist Inc.	11,100	240
Metal Management, Inc.	12,300	238
Producer Durables (2.3%)
Lennar Corp. Class A	209,500	13,293
KB HOME	145,800	11,114
* Xerox Corp.	712,200	9,821
* Hovnanian Enterprises Inc. Class A	66,000	4,303
Northrop Grumman Corp.	39,000	2,155
* Toll Brothers, Inc.	20,800	2,112
Cummins Inc.	24,400	1,820
Technology (5.2%)
Intel Corp.	1,092,600	28,473
Seagate Technology	1,112,200	19,519
* Oracle Corp.	717,800	9,475
* Lucent Technologies, Inc.	2,933,200	8,536
* Sun Microsystems, Inc.	1,922,300	7,170
Adobe Systems, Inc.	245,900	7,038
* Dell Inc.	147,000	5,808
* MicroStrategy Inc.	69,200	3,670
* Agere Systems Inc.	273,670	3,284
Microsoft Corp.	117,300	2,914
* Komag, Inc.	80,000	2,270
* Cisco Systems, Inc.	112,800	2,156
* Cree, Inc.	45,900	1,169
Texas Instruments, Inc.	13,600	382
Utilities(2.7%)
* Nextel Communications, Inc.	597,400	19,302
* NII Holdings Inc.	137,300	8,779
* Comcast Corp. Special Class A	268,800	8,051
SBC Communications Inc.	290,516	6,900
* Nextel Partners, Inc.	113,000	2,844
CenturyTel, Inc.	81,100	2,808
* Qwest Communications International Inc.	330,900	1,228
* Level 3 Communications, Inc.	569,000	1,155
Energen Corp.	19,600	687
Other (0.5%)
* Berkshire Hathaway Inc. Class B	3,471	9,662

		756,844

TOTAL COMMON STOCKS
(Cost $1,587,682)		1,867,542

CONVERTIBLE BOND (0.1%)

	Face
	Amount
	(000)

Level 3 Communications, Inc.
6.00%, 3/15/2010	$4,213	2,191
(Cost $2,253)

TEMPORARY CASH INVESTMENTS (9.4%)

	Shares

Money Market Fund (9.3%)
Vanguard Market Liquidity Fund, 3.139%**	179,966,299	179,966

	Face
	Amount
	(000)

U.S. Agency Obligation (0.1%)
Federal National Mortgage Assn.†
(1) 3.021%, 7/20/2005	$2,000	1,997

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $181,963)		181,963

TOTAL INVESTMENTS (105.4%)
(Cost $1,771,898)		2,051,696

OTHER ASSETS AND LIABILITIES-NET (-5.4%)		(104,530)

NET ASSETS (100%)		$1,947,166

  ;*Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
(1)Securities with a value of $1,997,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2005, the cost of investment securities for tax purposes was $1,773,466,000. Net unrealized appreciation of investment securities for tax purposes was $278,230,000, consisting of unrealized gains of $315,849,000 on securities that had risen in value since their purchase and $37,619,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures and Forward Currency Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 97.7% and 7.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2005, the aggregate settlement value of open futures contracts expiring in September 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	65	$19,427	($46)
Dow Jones EURO STOXX 50 Index	137	5,301	44
FTSE 100 Index	47	4,310	69
Topix Index	32	3,392	94
S&P ASX 200 Index	24	1,948	11
MSCI Taiwan Index	24	621	(3)

Unrealized appreciation (depreciation) on open S&P 500 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At June 30, 2005, the fund had open forward currency contracts to receive and deliver currencies as follows:

	(000)
	Contract Amount
Contract Settlement Date	Receive		Deliver		Unrealized Appreciation (Depreciation)
9/21/2005	EUR	4,345	USD	$5,276	($9)
9/21/2005	GBP	2,369	USD	4,235	(73)
9/14/2005	JPY	365,455	USD	3,321	(135)
9/21/2005	AUD	2,549	USD	1,934	(17)

AUD-Australian dollar.
EUR-Euro.
GBP-British pound.
JPY-Japanese yen.
USD-U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.